LEASES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Gross	$ 147	$ 1,160
Interest	12	48
Present Value	135	1,112
Less than one year [member]
Statement [Line Items]
Gross	121	960
Interest	12	48
Present Value	109	912
Between one and five years [member]
Statement [Line Items]
Gross	26	200
Interest	0	0
Present Value	56	200
More than five years [member]
Statement [Line Items]
Gross	0	0
Interest	0	0
Present Value	$ 0	$ 0